Cash and Bank Balances - Summary of Cash and Cash Equivalents Not Denominated in Functional Currency (Detail)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MYR (RM)	Dec. 31, 2020 MYR (RM)	Dec. 31, 2019 MYR (RM)
Disclosure of Cash and Cash Equivalents [Line Items]
Cash and bank balances	$ 907,665	RM 3,995,995	$ 709,358	RM 3,122,947	RM 430,796	RM 14,823
Singapore dollar [member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash and bank balances		12,605		5,225
United States dollar [member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash and bank balances		RM 20,326		RM 72,037